CONSOLIDATED STATEMENTS OF OPERATIONS (Parentheticals) - USD ($)	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014
Non-cash Stock Option Compensation Expenses	$ 2,676,309	$ 3,149,799